Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [line items]
Interests paid on lease liabilities		€ (141)	€ (120)	€ (131)
Interests paid on financed asset liabilities		(3)	(1)	(1)
Purchase of financed assets		229	40	241
Purchases of property, plant and equipment and intangible assets	[1]	8,777	8,749	8,546
Proceeds from sale and lease-back transactions		€ 14	10	227
Reimbursements			663
Orange Concessions
Statement of cash flows [line items]
Reimbursements			620
HIN Consortium [Member]
Statement of cash flows [line items]
Reimbursements			€ 43
Digicel, anti-competitive practices action [member]
Statement of cash flows [line items]
Litigations, cash inflows from reimbursements				€ 97

[1]	Acquisitions of financed assets for 229 million euros in 2022, 40 million euros in 2021 and 241 million euros in 2020 have no effect on the net cash used in investing activities.